As filed with the Securities and Exchange Commission on March 24, 2023

1933 Act File No. 333-267402

1940 Act File No. 811-23826

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 3 Post-Effective Amendment No.	☒
and REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 3

NOMURA ALTERNATIVE INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati , OH 45246

(Address of Principal Executive Offices)

212-667-9000

(Registrant’s Telephone Number)

Timothy Burdick

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, Nebraska 68022-3474

(Name and Address of Agent for Service)

Copy to:

Joshua B. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

and

Nomura Private Capital LLC

309 West 49th Street, 24th Floor

New York, New York 10019

Attention: Chief Operating Officer

(212) 667-9000

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APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED PUBLIC OFFERING:

As soon as practicable after the date on which this registration statement becomes effective

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒	Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐	Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐	Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to Section 8(c) of the Securities Act

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

☐	This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: _________.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ________.

☐	This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ____________.

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“Investment Company Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

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☒	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐	If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☒	New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act, the Fund declares that an indefinite number of its shares of beneficial interest are being registered under the Securities Act of 1933 by this registration statement.

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EXPLANATORY NOTE

The purpose of this Pre-Effective Amendment No. 3 to the Registration Statement under the Securities Act of 1933, as amended, on Form N-2, is to add the interim financial statements to Part B and update two exhibits in Part C of the Registration Statement. Accordingly, this Pre-Effective Amendment No. 3 consists only of the facing page, this explanatory note, Part B and Part C of the Registration Statement. The prospectus and is unchanged, has been omitted, and is incorporated herein by reference.

STATEMENT OF ADDITIONAL INFORMATION

Nomura Alternative Income Fund

Class I Shares NAIFX

Class D Shares NAIHX

Class A Shares NAIPX

March 24, 2023

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI relates to and should be read in conjunction with the prospectus (the “Prospectus”) of the Nomura Alternative Income Fund (the “Fund”) dated March 24, 2023, as it may be further amended or supplemented from time to time. This SAI is incorporated by reference in its entirety into the Prospectus. A copy of the Prospectus (as well as the Fund’s Annual Report and Semi-Annual report once completed) may be obtained without charge by contacting the Fund at the telephone number or address set forth above. You may also obtain the Prospectus, Annual Report and Semi-Annual Report by visiting the Fund’s website at www.nomuraprivatecapitalfunds.com .

This SAI is not an offer to sell shares of beneficial interest (“Shares”) of the Fund and is not soliciting an offer to buy Shares in any state where the offer or sale is not permitted.

Capitalized terms not otherwise defined herein have the same meaning set forth in the Prospectus.

Shares are distributed by Foreside Financial Services, LLC (“Distributor”) to institutions and financial intermediaries who may distribute Shares to clients and customers (including affiliates and correspondents) of the Fund’s investment adviser, and to clients and customers of other organizations. The Fund’s Prospectus, which is dated March 24, 2023, provides basic information investors should know before investing. This SAI is intended to provide additional information regarding the activities and operations of the Fund and should be read in conjunction with the Prospectus.

GENERAL INFORMATION

Nomura Alternative Income Fund (the “Fund”) is a Delaware statutory trust organized on August 24, 2022, and is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund operates as an interval fund.

INVESTMENT POLICIES AND PRACTICES

The investment objective of the Fund, as well as the principal investment strategies of the Fund and the principal risks associated with such investment strategies, are set forth in the Prospectus. Certain additional information regarding the investment program of the Fund is set forth below.

FUNDAMENTAL POLICIES

The Fund’s fundamental policies, which are listed below, may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund. No other policy is a fundamental policy of the Fund, except as expressly stated. As defined by the Investment Company Act, the vote of a “majority of the outstanding voting securities of the Fund” means the vote, at an annual or special meeting of the Shareholders of the Fund, duly called, (i) of 67% or more of the Shares represented at such meeting, if the holders of more than 50% of the outstanding Shares are present in person or represented by proxy or (ii) of more than 50% of the outstanding Shares, whichever is less.

Fundamental Policies:

The Fund may:

(1)       borrow money and issue senior securities (as defined under the Investment Company Act), except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the Securities and Exchange Commission (“SEC”) from time to time.

(2)       underwrite securities issued by other persons, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(3)       make loans, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(4)       purchase or sell commodities and commodity contracts or real estate and real estate mortgage loans, except as prohibited under the Investment Company Act, the rules and regulations thereunder (except as permitted by an exemption therefrom), as such statute, rules or regulations may be amended or interpreted by the SEC from time to time.

(5)        not concentrate investments in a particular industry or group of industries, as concentration is defined under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time, except that the Fund may invest without limitation in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and repurchase agreements involving such securities or tax-exempt obligations of state or municipal governments and their political subdivisions. The Fund intends to look through a private activity municipal bond whose principal and interest payments are principally derived from the assets and revenues of a non-governmental entity in order to determine the industry to which the investment should be allocated when applying the Fund’s concentration policy.

(6)       engage in short sales, purchases on margin and the writing of put and call options to the fullest extent permitted by applicable law, including the Investment Company Act, the rules or regulations thereunder or applicable orders of the SEC, as such statute, rules, regulations or orders may be amended from time to time.

With respect to these investment restrictions and other policies described in this SAI or the Prospectus, if a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of the Fund’s total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

In addition to the above, the Fund has adopted the following additional fundamental policies:

●	it will make quarterly repurchase offers for no less than for 5% and not more than 25% (except as permitted by Rule 23c-3 under the Investment Company Act (“Rule 23c-3”) of the Shares outstanding at per-class net asset value (“NAV”) per Share (measured on the repurchase request deadline) less any repurchase fee, unless suspended or postponed in accordance with regulatory requirements;

●	each repurchase request deadline will be determined in accordance with Rule 23c-3, as may be amended from time to time. Currently, Rule 23c-3 requires the repurchase request deadline to be no less than 21 and no more than 42 days after the Fund sends a notification to Shareholders of the repurchase offer; and

●	each repurchase pricing date will be determined in accordance with Rule 23c-3, as may be amended from time to time. Currently, Rule 23c-3 requires the repurchase pricing date to be no later than the 14th day after a repurchase request deadline, or the next business day if the 14th day is not a business day.

THE FUND MAY CHANGE ITS INVESTMENT OBJECTIVE, POLICIES, RESTRICTIONS, STRATEGIES, AND TECHNIQUES.

Except as otherwise indicated, the Fund may change its investment objectives and any of its policies, restrictions, strategies, and techniques without Shareholder approval. The investment objectives of the Fund are not fundamental policies of the Fund and may be changed by the Board of Trustees of the Fund (the “Board”) without the vote of a majority (as defined by the Investment Company Act) of the Fund’s outstanding Shares.

The following descriptions of the Investment Company Act may assist investors in understanding the above policies and restrictions.

Borrowing. The Investment Company Act restricts an investment company from borrowing in excess of 33 1/3% of its total assets (including the amount borrowed, but excluding temporary borrowings not in excess of 5% of its total assets). Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a “senior security” within the meaning of Section 18(f) of the Investment Company Act shall not be regarded as borrowings for the purposes of the Fund’s investment restriction.

Concentration. The SEC staff has defined concentration as investing 25% or more of an investment company’s total assets in any particular industry or group of industries, with certain exceptions such as with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities. For purposes of the Fund’s concentration policy, the Fund may classify and re-classify companies in a particular industry and define and re-define industries in any reasonable manner, consistent with SEC guidance.

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act generally prohibits funds from issuing senior securities, although it does provide allowances for certain borrowings, firm commitment and standby commitment agreements. In addition, Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions, notwithstanding the prohibitions and restrictions on the issuance of senior securities under the 1940 Act, provided that the Fund complies with the conditions of Rule 18f-4.

Underwriting. Under the Investment Company Act, underwriting securities involves an investment company purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly.

Lending. Under the Investment Company Act, an investment company may only make loans if expressly permitted by its investment policies.

BOARD OF TRUSTEES AND OFFICERS

The business operations of the Fund are managed and supervised under the direction of the Board, subject to the laws of the State of Delaware and the Fund’s Agreement and Declaration of Trust. The Board has overall responsibility for the management and supervision of the business affairs of the Fund on behalf of its Shareholders, including the authority to establish policies regarding the management, conduct and operation of its business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The officers of the Fund conduct and supervise the daily business operations of the Fund.

The members of the Board (each, a “Trustee”) are not required to contribute to the capital of the Fund or to hold Shares. A majority of Trustees of the Board are not “interested persons” (as defined in the Investment Company Act) of the Fund (collectively, the “Independent Trustees”). Any Trustee who is not an Independent Trustee is an interested trustee (“Interested Trustee”).

The identity of Trustees of the Board and officers of the Fund, and their brief biographical information, including their addresses, their year of birth and descriptions of their principal occupations during the past five years is set forth below.

The Trustees serve on the Board for terms of indefinite duration. A Trustee’s position in that capacity will terminate if the Trustee is removed or resigns or, among other events, upon the Trustee’s death, incapacity, retirement or bankruptcy. A Trustee may resign upon written notice to the other Trustees of the Fund and may be removed either by (i) the vote of at least two-thirds of the Trustees of the Fund not subject to the removal vote or (ii) the vote of Shareholders of the Fund holding not less than two-thirds of the total number of votes eligible to be cast by all Shareholders of the Fund. In the event of any vacancy in the position of a Trustee, the remaining Trustees of the Fund may appoint an individual to serve as a Trustee so long as immediately after the appointment at least two-thirds of the Trustees of the Fund then serving have been elected by the Shareholders of the Fund. The Board may call a meeting of the Fund’s Shareholders to fill any vacancy in the position of a Trustee of the Fund and must do so if the Trustees who were elected by the Shareholders of the Fund cease to constitute a majority of the Trustees then serving on the Board.

INDEPENDENT TRUSTEES

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Katherine Q. Rosa Year of Birth: (1970) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee	Since Inception	Managing Director, VSV Management LLC, (since 2021); Managing Director and Global Head of Alternative Investments, J.P. Morgan Securities Inc. (2017-2020).	1	Director, Social Leverage Acquisition Corp I (since 2021)
Michael Falcon Year of Birth: 1962 c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee and Chairman	Since Inception	Chairman and Chief Executive Officer (2019-2021); Group Executive Committee, Prudential PLC (2019-2021); CEO, J.P. Morgan Asset Management Asia Pacific (2015-2018); Head of Asia Pacific Funds, J.P. Morgan Asset Management (2014-2018); Managing Director (2010-2018) J.P. Morgan.	1	Jackson National Life et al (2019-2021) ; Prudential PLC et al (2019); J.P. Morgan Chase and Co, et al (2010-2018);
David Brigstocke Year of Birth: (1953) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Trustee	Since Inception	Principal, DBrigstocke LLC (2018-2023).	1	None

*	The fund complex consists of the Fund.

INTERESTED TRUSTEES AND OFFICERS

Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Robert Stark Year of Birth: (1976) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	President and Trustee	Since Inception	Founder and CEO, Alterum Capital Partners LLC (2021-2022); Executive Committee Member, FS Investments (2018-2021); Global Head of Strategy and Business Development and Head of Global Strategic Relationship, U.S. Funds, J.P. Morgan Asset Management (2012-2018).	1	None
Madeline Arment Year of Birth: (1989) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Treasurer and Principal Financial Officer	Since Inception	Director of CFO Services, PINE Advisor Solutions (since 2022); Assistant Treasurer, Griffin Institutional Access Real Estate Fund (2019-2022); Assistant Treasurer, Griffin Institutional Access Credit Fund (2019-2022); Assistant Treasurer, Stadion Investment Trust (2018-2021); Fund Controller, ALPS Fund Services, Inc., (2018-2022); Manager of Investment Operations, Shelton Capital Management, (2016-2018).	N/A	N/A
Laura Szalyga Year of Birth: (1978) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Assistant Treasurer	Since Inception	Vice President, Ultimus Fund Solutions, LLC (since 2015).	N/A	N/A
Katherine Peña Year of Birth: (1977) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Secretary	Since Inception	In-house counsel, Nomura Holding America Inc. (since 2021); Associate, Michelman & Robinson, LLP (2018-2021).	N/A	N/A
Timothy Burdick Year of Birth: (1986) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Assistant Secretary	Since Inception	Vice President and Managing Counsel, Ultimus Fund Solutions, LLC (since 2022); Assistant Vice President and Counsel, Ultimus Fund Solutions, LLC (2019-2022); Senior Program Compliance Manager, CJ Affiliate (2016-2019).	N/A	N/A
Alexander Woodcock Year of Birth: (1989) c/o Ultimus Fund Solutions, LLC P.O. Box 541150 Omaha, NE 68154	Chief Compliance Officer	Since Inception	Director of PINE Advisor Solutions (since 2022); CEO and CCO of PINE Distributors LLC (since 2022); Adviser Chief Compliance Officer of Destiny Advisors LLC (since 2022); Fund Chief Compliance Officer of THOR Financial Technologies Trust (since 2022); Vice President of Compliance Services, SS&C ALPS (2019-2022); Manager of Global Operations Oversight, Oppenheimer Funds from (2014-2019).	N/A	N/A

*	The fund complex consists of the Fund.

The Board believes that each of the Trustees’ experience, qualifications, attributes and skills on an individual basis, and in combination with those of the other Trustees, lead to the conclusion that each Trustee should serve in such capacity. Among the attributes common to all Trustees is the ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Trustees, the Investment Manager, the Fund’s other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees. A Trustee’s ability to perform his or her duties effectively may have been attained through the Trustee’s business, consulting, and public service; experience as a board member of non-profit entities or other organizations; education or professional training; and/or other life experiences. In addition to these shared characteristics, set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Trustee.

Robert Stark. Mr. Stark has more than 20 years of experience in the financial services industry.

Katherine Q. Rosa. Ms. Rosa has more than 30 years of experience in the financial services industry.

 Michael Falcon. Mr. Falcon has more than 40 years of experience in the financial services industry.

David Brigstocke. Mr. Brigstocke has more than 35 years of experience in the financial services industry.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Board. The Fund has engaged the Investment Manager to manage the Fund on a day-to-day basis. The Board is responsible for overseeing the Investment Manager and other service providers in the operations of the Fund in accordance with the provisions of the Investment Company Act, applicable provisions of state and other laws and the Fund’s Agreement and Declaration of Trust. The Board is currently composed of four members, three of whom are Independent Trustees. The Board will hold regularly scheduled meetings four times each year. In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings. The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibility. The Independent Trustees meet with their independent legal counsel in person prior to and/or during each quarterly in-person board meeting. As described below, the Board has established an Audit Committee and a Nominating Committee, and may establish ad hoc committees or working groups from time to time to assist the Board in fulfilling its oversight responsibilities.

The Board has appointed Michael Falcon to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as liaison with the Investment Manager, other service providers, counsel and other Trustees generally between meetings. The Chairman serves as a key point person for dealings between management and the Trustees. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over matters under its purview and it allocates areas of responsibility among committees of Trustees and the full Board in a manner that enhances effective oversight.

The Fund is subject to a number of risks, including investment, compliance, operational and valuation risks, among others. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and committee activities. Day-to-day risk management functions are subsumed within the responsibilities of the Investment Manager and other service providers (depending on the nature of the risk), which carry out the Fund’s investment management and business affairs. The Investment Manager and other service providers employ a variety of processes, procedures and controls to identify various events or circumstances that give rise to risks, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Each of the Investment Manager and other service providers has its own independent interests in risk management, and their policies and methods of risk management will depend on their functions and business models. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board requires senior officers of the Fund, including the President, Treasurer and Chief Compliance Officer, and the Investment Manager, to report to the full Board on a variety of matters at regular and special meetings of the Board, including matters relating to risk management. The Board and the Audit Committee receives regular reports from the Fund’s independent registered public accounting firm on internal control and financial reporting matters. The Board also receives reports from certain of the Fund’s other primary service providers on a periodic or regular basis, including the Fund’s custodian, distributor and administrator. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Committees of the Board of Trustees

Audit Committee

The Board has formed an Audit Committee that is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls, and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of those financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board. In performing its responsibilities, the Audit Committee selects and recommends annually to the entire Board a firm of independent certified public accountants to audit the books and records of the Fund for the ensuing year and reviews with the firm the scope and results of each audit. The Audit Committee currently consists of each of the Fund’s Independent Trustees.

Nominating Committee

The Board has formed a Nominating Committee that is responsible for selecting and nominating persons to serve as Trustees of the Fund. The Nominating Committee is responsible for both nominating candidates to be appointed by the Board to fill vacancies and for nominating candidates to be presented to Shareholders for election. In performing its responsibilities, the Nominating Committee will consider candidates recommended by management of the Fund and by Shareholders and evaluate them both in a similar manner, as long as the recommendation submitted by a Shareholder includes at a minimum: the name, address and telephone number of the recommending Shareholder and information concerning the Shareholder’s interests in the Fund in sufficient detail to establish that the Shareholder held Shares on the relevant record date; and the name, address and telephone number of the recommended nominee and information concerning the recommended nominee’s education, professional experience, and other information that might assist the Nominating Committee in evaluating the recommended nominee’s qualifications to serve as a trustee. The Nominating Committee may solicit candidates to serve as trustees from any source it deems appropriate. With the Board’s prior approval, the Nominating Committee may employ and compensate counsel, consultants or advisers to assist it in discharging its responsibilities. The Nominating Committee currently consists of each of the Fund’s Independent Trustees.

Trustee and Officer Ownership of Securities

As of February 28, 2023, the Trustees and officers of the Fund as a group owned less than one percent of the outstanding shares of the Fund.

As of the date of this SAI, no Trustee owned shares of the Fund.

Independent Trustee Ownership of Securities

As of the date of this SAI none of the Independent Trustees (or their immediate family members) owned securities of the Investment Manager or of an entity (other than a registered investment company or business development company) controlling, controlled by or under common control with the Investment Manager.

Trustee Compensation

In consideration of the services rendered by the Independent Trustees, the Fund pays each Independent Trustee an annual retainer of $30,000 per fiscal year. The chairs of the Audit Committee and Nominating Committee are paid an additional annual retainer of $5,000 per fiscal year. Trustees that are interested persons are compensated by the Investment Manager and/or its affiliates and will not be separately compensated by the Fund.

CODES OF ETHICS

The Fund and the Investment Manager have each adopted a code of ethics pursuant to Rule 17j-1 of the Investment Company Act, which is designed to prevent affiliated persons of the Fund and the Investment Manager from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund. The codes of ethics permit persons subject to them to invest in securities, including securities that may be held or purchased by the Fund, subject to a number of restrictions and controls. Compliance with the codes of ethics is carefully monitored and enforced.

The codes of ethics are included as exhibits to the Fund’s registration statement filed with the SEC and are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov, and may also be obtained after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

 INVESTMENT MANAGEMENT AND OTHER SERVICES

The Investment Manager

Nomura Private Capital LLC (“Nomura” or the “Investment Manager”) serves as the investment adviser to the Fund. The Investment Manager is located at Worldwide Plaza, 309 West 49th Street, New York, NY 10019-7316. Nomura was founded in May 2022 as a subsidiary of Nomura Holding America Inc. The Investment Manager is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended. Subject to the general supervision of the Board, and in accordance with the investment objectives, policies, and restrictions of the Fund, the Investment Manager is responsible for the management and operation of the Fund and the investment of the Fund’s assets. The Investment Manager provides such services to the Fund pursuant to the Investment Management Agreement.

The Investment Management Agreement became effective as of February 13, 2023 will continue in effect for an initial two-year term. Thereafter, the Investment Management Agreement continues in effect from year to year provided such continuance is specifically approved at least annually by (i) the vote of a majority of the outstanding voting securities of the Fund or a majority of the Board and (ii) the vote of a majority of the Independent Trustees of the Fund, cast in person at a meeting called for the purpose of voting on such approval.

Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 0.95% on an annualized basis of the Fund’s average daily net assets, subject to certain adjustments. The Investment Management Fee will be paid to the Investment Manager before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund that are credited to its Shareholders. Net assets means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund; provided that for purposes of determining the Investment Management Fee payable to the Investment Manager for any month, net assets will be calculated prior to any reduction for any fees and expenses of the Fund for that month, including, without limitation, the Investment Management Fee payable to the Investment Manager for that month. The Investment Management Fee will be accrued daily and will be due and payable monthly in arrears.

Under the Investment Management Agreement, the Investment Manager is also entitled to an incentive fee (“Incentive Fee”), if earned. The Incentive Fee is based on Pre-Incentive Fee Net Investment Income (as defined below) earned on direct investments (and excluding short-term investments and investments in underlying private funds) attributable to each Class, and is determined and payable in arrears as of the end of each fiscal quarter beginning on and after February 13, 2023, the effective date of the Investment Management Agreement. With respect to each Class, the Incentive Fee for each fiscal quarter is calculated as follows:

(i) No incentive fee is payable in any fiscal quarter in which the Pre-Incentive Fee Net Investment Income attributable to the Class does not exceed a quarterly return of 1.50% per quarter based on the Class’s average daily net assets (calculated in accordance with GAAP) (the “Quarterly Return”).

(ii) All Pre-Incentive Fee Net Investment Income attributable to the Class (if any) that exceeds the Quarterly Return, but is less than or equal to 1.765% of the average daily net assets of that Class (calculated in accordance with GAAP) for the fiscal quarter will be payable to the Investment Manager.

(iii) For any fiscal quarter in which Pre-Incentive Fee Net Investment Income attributable to the Class exceeds 1.765% of the Class’s average daily net assets (calculated in accordance with GAAP), the Incentive Fee with respect to that Class will equal 15% of Pre-Incentive Fee Net Investment Income attributable to the Class.

“Pre-Incentive Fee Net Investment Income” for a Class means interest income, dividend income and any other income accrued (including any other fees, such as commitment, origination, structuring, diligence and consulting fees or other fees that the Fund receives from an investment) during the fiscal quarter and allocated to the Class, minus the Class’s operating expenses for the quarter and the distribution and/or shareholder servicing fees (if any) applicable to the Class accrued during the quarter . For such purposes, the Fund’s operating expenses will include the Investment Management Fee but will exclude the Incentive Fee. Pre-Incentive Fee Net Investment Income does not include income earned on short-term investments or investments in underlying private funds, but does include income on investments in all other Underlying Funds.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), the incentive fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.20% of the average daily net assets of Class I Shares, Class D Shares, and Class A Shares (the “Expense Limit”). Because taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, the incentive fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 1.20%. For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver and any then-existing expense limit. The Expense Limitation and Reimbursement Agreement is in effect until 12 months from the effective date of the Prospectus, and will automatically renew for successive twelve-month periods thereafter. The Board may terminate the Expense Limitation and Reimbursement Agreement at any time upon 30 days’ written notice, and the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement effective as of the end of the then current term upon 30 days’ written notice.

The Portfolio Managers

The persons who have primary responsibility for the day-to-day management of the Fund’s portfolio (the “Portfolio Managers”) are Matthew Pallai and Matthew Rowe. Information provided below regarding other accounts managed by the Portfolios Managers is as of January 31, 2023.

Other Accounts Managed by the Portfolio Managers

	Number of Accounts	Assets of Accounts (in millions)	Number of Accounts Subject to a Performance Fee	Assets Subject to a Performance Fee (in millions)
Matthew Pallai
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A
Matthew Rowe
Registered Investment Companies	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Account	0	N/A	0	N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund.

If the Investment Manager or a Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts.

The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation of the Portfolio Managers

Portfolio Managers’ Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member(1)
Matthew Pallai	None
Matthew Rowe	None

(1)	As of January 31, 2023.

BROKERAGE

In following the Fund’s investment strategy, the Investment Manager expects few of the Fund’s transactions to involve brokerage. To the extent the Fund’s transactions involve brokerage, the Fund does not expect to use one particular broker or dealer. It is the Fund’s policy to obtain the best results in connection with effecting its portfolio transactions, taking into account factors such as price, size of order, difficulty of execution and operational facilities of a brokerage firm and the firm’s risk in positioning a block of securities. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Investment Manager may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Investment Manager that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Investment Manager believes that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

The Investment Manager may pay a higher commission than otherwise obtainable from other brokers in return for brokerage or research services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

While it is the Fund’s general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Investment Manager, even if the specific services are not directly useful to the Fund and may be useful to the Investment Manager in advising other clients. When one or more brokers is believed capable of providing the best combination of price and execution, the Investment Manager may select a broker based upon brokerage or research services provided to the Investment Manager. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Investment Manager to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Investment Manager’s overall responsibilities to the Fund.

TAX MATTERS

The following is intended to be a general summary of certain U.S. federal income tax consequences of investing, holding and disposing of Shares of the Fund that are not covered in the Prospectus. It is not intended to be a complete discussion of all such federal income tax consequences, nor does it purport to deal with all categories of investors. INVESTORS ARE ADVISED TO CONSULT WITH THEIR TAX ADVISORS BEFORE MAKING AN INVESTMENT IN THE FUND.

Unless otherwise noted, this discussion assumes you are a U.S. Shareholder and that you hold your Shares as a capital asset (i.e., for investment). This discussion is based upon present provisions of the Internal Revenue Code (the “Code”), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive.

Although the Fund expects to distribute substantially all of its net income and gain each year so as to minimize any Fund-level tax liabilities, it is possible that the Fund might not accomplish this, and there is actually no tax requirement that the Fund distribute any portion of its net capital gain (the excess, if any, of net long-term capital gain over net short-term capital loss). If the Fund does not distribute all of its net capital gain and net investment income, it will be subject to tax at regular corporate income tax rates on the amount retained. If the Fund retains any net capital gain, it may designate the retained amount of capital gain as undistributed capital gain in a notice to Shareholders, and each Shareholder (i) will be required to include in income for federal income tax purposes, as long-term capital gain, the Shareholder’s proportionate share of such undistributed capital gain amount; (ii) will be deemed to have paid a proportionate share of the federal income tax paid by the Fund on that undistributed amount and will be entitled to credit that amount of deemed tax payment against the Shareholder’s own federal income tax liability, if any, for the year, and (iii) will be entitled to claim a refund to the extent the credit exceeds that liability. The tax basis of Shares owned by a Shareholder of the Fund will be increased by an amount equal to the excess of the amount of undistributed capital gains included in the Shareholder’s gross income over the tax deemed paid by the Shareholder.

A 4% excise tax will apply to the Fund to the extent the Fund fails to make distributions each calendar year in an aggregate amount equal to, or greater than, the sum of (1) 98% of the Fund’s ordinary income for the calendar year, (2) 98.2% of the Fund’s capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending October 31 of the calendar year, and (3) any remaining undistributed ordinary income and capital gains from previous years. To avoid incurring excise tax, the Fund intends to distribute at least quarterly substantially all of the Fund’s net investment income and to distribute amounts attributable to any capital gain at least once a year.

The Board reserves the right not to maintain the qualification of the Fund for treatment as a RIC if it determines such course of action to be beneficial to Shareholders.

Investments in Non-U.S. Securities

The Fund may invest in non-U.S. securities, which investments could subject the Fund to complex provisions of the Code applicable to equity interests in passive foreign investment companies (each, a “PFIC”). A PFIC is an equity interest (under Treasury regulations that may be promulgated in the future, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations (i) that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or (ii) where at least 50% of the corporation’s assets (computed based on average fair market value) either produce or are held for the production of passive income. If the Fund invests in PFICs, the Fund could be subject to U.S. federal income tax and nondeductible interest charges on “excess distributions” received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its Shareholders. The Fund would not be able to pass through to its Shareholders any credit or deduction for such a tax. A “qualified electing fund” election or a “mark-to-market” election may be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to the distribution requirements applicable to RICs, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax at the Fund level, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. Gains from the sale of stock of PFICs may also be treated as ordinary income. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its returns from these investments.

Gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or receivables or pays such liabilities are generally treated as ordinary income or loss. Similarly, gains or losses on foreign currency forward contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Shares should consult their own tax advisers as to the tax consequences of investing in such Shares, including under state, local and other tax laws.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM; LEGAL COUNSEL

BBD, LLP, located at 1835 Market Street, Suite 310 , Philadelphia, Pennsylvania 19103, has been selected as the independent registered public accounting firm for the Fund and in such capacity will audit the Fund’s annual financial statements and financial highlights.

Faegre Drinker Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996, serves as counsel to the Fund and the Independent Trustees.

ADMINISTRATOR

The Fund has contracted with Ultimus Fund Solutions, LLC (the “Administrator”), PO Box 541150, Omaha, NE 68154, to provide it with certain administrative and accounting services.

CUSTODIAN

U.S. Bank, N.A. (the “Custodian”), serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. subcustodians (which may be banks, trust companies, securities depositories and clearing agencies) in accordance with the requirements of Section 17(f) of the Investment Company Act. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of the Custodian or U.S. or non-U.S. subcustodians in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian’s principal business address is 1555 N. Rivercenter Dr., Suite 302, Milwaukee, Wisconsin 53212.

DISTRIBUTOR

Foreside Financial Services, LLC, (the “Distributor”) is the distributor of Shares and is located at Three Canal Plaza, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. Pursuant to the Distribution Agreement, the Distributor acts as the agent of the Fund in connection with the continuous offering of Shares of the Fund. The Distributor continually distributes Shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Shares. The Distributor and its officers have no role in determining the investment policies of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Board has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Investment Manager. The Investment Manager votes such proxies in accordance with its proxy policies and procedures. A copy of the Investment Manager’s proxy policies and procedures are included as Appendix A to this SAI.

The Fund will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling the Fund at (833) 836-0206 or (ii) by visiting the SEC’s website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

A control person generally is a person who beneficially owns more than 25% of the voting securities of a company or has the power to exercise control over the management or policies of such company. As of the date of this Prospectus, the Fund does not have any control persons other than the Investment Manager and its affiliates, which provided the initial seed capital for the Fund.

FINANCIAL STATEMENTS

Appendix B to this SAI provides financial information regarding the Fund. The Fund’s financial statements dated December 14, 2022 have been audited by BBD and the interim financial statements dated February 1, 2023 are unaudited .

APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES

The Nomura Alternative Income Fund (the “Fund”) has adopted the following Proxy Voting Policy and Procedures (the “Fund’s Policy”), as set forth below, in recognition of the fact that proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to advance the best interests of the Fund’s shareholders.

Shareholders of the Fund expect the Fund to vote proxies received from issuers whose voting securities are held by the Fund. The Fund exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Fund and its shareholder’s investments. Nomura Private Capital LLC (the “Adviser”) will seek to ensure that proxies are voted in the best interests of the Fund and its shareholders except where the Fund may be required by law to vote proxies in the same proportion as the vote of all other shareholders (i.e., “echo vote”).

1.	Delegation of Proxy Voting to the Adviser

The Adviser shall vote all proxies relating to securities held by the Fund and, in that connection subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures (“Proxy Policy”) adopted by the Adviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“1940 Act”).

2.	Disclosure of Proxy Voting Policy and Procedure in the Fund’s Statement of Additional Information (“SAI”) and Annual Report to Shareholders

The Fund shall include in annual report to shareholders on Form N-CSR, and in any SAI filed with the Securities and Exchange Commission (“SEC”) in connection with a registration statement on Form N-1A a summary of the Proxy Policy. In lieu of including a summary of policy, the Fund may include the policy in full.

3.	Material Conflicts of Interest

If (i) the Adviser knows that a vote presents a material conflict between the interests of: (a) shareholders of the Fund, and (b) the Adviser or any of affiliated persons; and (ii) the Adviser proposes to vote on the particular issue in the manner not prescribed by its Proxy Policy, then the Adviser will follow the material conflict of interest procedures set forth in the Adviser’s Proxy Policy when voting such proxies.

4.	Adviser and Fund CCO Responsibilities

The Fund has delegated proxy voting authority with respect to the Fund’s portfolio securities to the Adviser, as set forth above. Consistent with this delegation, the Adviser is responsible for the following:

Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the 1940 Act, reasonably designed to ensure that the Adviser votes portfolio securities in the best interest of shareholders of the Fund owning the portfolio securities voted.

Providing a summary of the material changes to a proxy policy during the period covered by the Adviser CCO’s annual compliance report to the Board to the Fund’s Chief Compliance Officer (“CCO”), and a redlined copy of such Proxy Policy as applicable.

The Adviser CCO shall review each applicable Proxy Policy at least annually to ensure compliance with Rule 206(4)-6 under the 1940 Act and appear reasonably designed to ensure that the Adviser votes portfolio securities in the best interest of shareholders of the Fund which owns the portfolio securities voted, as applicable.

5.	Review Responsibilities

The Adviser may retain a proxy-voting service to coordinate, collect, and maintain all proxy-related information.

If the Adviser retains a proxy-voting service7 the Adviser will review the Fund’s voting records maintained by the service provider7 select a sample of proxy votes from those submitted7 and examine them against the proxy voting service files for accuracy of the votes at least annually in regard to adhering to foregoing policy guidelines.

6.	Preparation and Filing of Proxy Voting Record on Form N-PX

The Fund will file its complete proxy voting record with the SEC on Form N-PX annually by August 31 of each year.

The Fund’s Administrator will be responsible for the oversight and completion of the filing of Form N-PX with the SEC. The Fund’s Administrator will file Form N-PX for each twelve-month period ended June 307 and the filing for each year will be made with the SEC on or before August 31 of that year.

7.	Recordkeeping

Documentation of all votes for the Fund will be maintained by the Adviser through a third-party proxy voting service.

Proxy Voting

Policies and Procedures

NPC has the authority to vote proxies with respect to securities in client accounts ("Client Securities") over which the Company has voting discretion. In such cases, the Company will cast proxy votes in a manner that is consistent with the best interests of the Company's clients. Where the Company undertakes proxy voting responsibilities on behalf of multiple clients, it shall consider whether it should have different voting policies for some or all of these different clients, depending on the investment strategy and objectives of each client. These proxy voting policies and procedures are designed to deal with the complexities which may arise in cases where the Company’s interests conflict or appear to conflict with the interests of its clients and to provide a copy of proxy voting and these procedures upon client request. NPC will also make available the record of the Company’s votes promptly upon request.

Unless contractually obligated to vote in a certain manner, the Company will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision-making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where the Company deviates from the guidelines listed below or depends upon a third party to make the decision, the reasons shall be documented. NPC may consult with such other experts, such as CPA’s, investment bankers, attorneys, etc., as it deems necessary to help reach informed decisions.

The CCO is responsible for monitoring the effectiveness of this policy.

NPC generally will monitor proposed corporate actions and proxy issues regarding client securities and may take any of the following actions based on the best interests of its clients: (i) determine how to vote the proxies; (ii) abstain; or (iii) follow the recommendations of an independent proxy voting service in voting the proxies.

In general, the Company will determine how to vote proxies based on reasonable judgment of the vote most likely to produce favorable financial results for its clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders. Proxy votes generally will be cast against proposals having the opposite effect. The Company will always consider each side of each proxy issue.

Non-Voting of Proxies

NPC will generally not vote proxies in the following situations:

•	Where the Company and client have agreed in advance to limit the conditions under which the Company would exercise voting authority;
•	Proxies are received for equity securities where, at the time of receipt, the Company’s position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an "immaterial position"); or
•	Where the Company has determined that refraining is in the best interest of the client, such as when the cost to the client of voting the proxy is greater than the expected benefit of voting (e.g. voting a foreign security that is required to be made in person).
•	Proxies are received for equity securities where, at the time of receipt, the Company’s clients no longer hold that position.

Management Proposals

Absent good reason to the contrary, the Company will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

NPC will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which the Company will generally vote along with company management include: the appointment of auditors; fees paid to board members; and change in the board structure. The Company will generally vote along with management as long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company. Routine matters may not necessitate the same level of analysis than non-routine matters.

Non-Routine Matters

Non-routine matters include such things as:

•	Amendments to management incentive plans;
•	The authorization of additional common or preferred stock;
•	Initiation or termination of barriers to takeover or acquisition;
•	Mergers or acquisitions;
•	Changes in the state of incorporation;
•	Corporate reorganizations;
•	Term limits for board members; and
•	"Contested" director slates.

In non-routine matters, the Company will attempt to be generally familiar with the questions at issue. Non-routine matters will be voted on a case-by-case basis given the complexity of many of these issues. When determining how to vote non-routine matters the Company shall conduct an issue-specific analysis, giving consideration to the potential effect on the value of a client’s investments, documentation of the analysis shall be maintained in the Company’s proxy voting files.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a "routine" matter, as described above, and whether the policy and procedures set forth herein actually address the specific issue. For proxies that are not clearly "routine", the Company, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the issuer. NPC’s proxy voting record will be updated at the time the proxy is submitted.

An independent proxy voting advisory and research firm may be appointed as a "Proxy Service" for voting the Company’s proxies after approval by the CCO.

Periodic Testing

The Company shall evaluate compliance by periodically sampling the proxy votes it casts on behalf of its clients by sampling proxy votes that relate to proposals that are non-routine matters and require more issue-specific analysis (e.g., mergers and acquisition transactions, dissolutions, conversions, or consolidations).

Conflicts of Interest

Conflicts of interest between the Company or a principal of the Company and the Company's clients with respect to a proxy issue conceivably may arise, for example, from personal or professional relationships with an issuer or with the directors, candidates for director, or senior executives of an issuer.

Potential conflicts of interest between the Company and its clients may arise when the Company’s relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of the Company’s clients.

If the issue is specifically addressed in these policies and procedures, the Company will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these policies and procedures and an apparent or actual conflict exists, the Company shall either: i) delegate the voting decision to an independent third party; ii) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or iii) obtain approval of a voting decision from the Company’s CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, the Company will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

If the CCO determines that a material conflict of interest exists, the following procedures shall be followed:

1.	NPC may disclose the existence and nature of the conflict to the client(s) owning the securities, and seek directions on how to vote the proxies;
2.	NPC may abstain from voting, particularly if there are conflicting client interests (for example, where client accounts hold different client securities in a competitive merger situation); or
3.	NPC may follow the recommendations of an independent proxy voting service in voting the proxies.

Disclosure to Clients

A summary of the Company's proxy voting policy will be included in the Company's Disclosure Brochure. The full text of the Company's proxy voting policy will be provided to clients upon request.

Proxy Advisory Firm

When the Company retains a proxy advisory firm to provide research, voting recommendations or voting execution services, the Company shall conduct reasonable oversight to ensure the proxy advisor’s recommendations are consistent with the Company’s proxy voting policies and in the best interest of the Company’s clients and investors. To this end, NPC has engaged Broadridge as a third-party proxy firm. The level of oversight may vary depending on (1) the scope of the investment adviser’s voting authority, and (2) the type of functions and services that the investment adviser has retained the proxy advisory firm to perform.

Periodic Advisory Firm Testing

The Company shall periodically evaluate the proxy services provided by third party providers which should consider the services, recommendations made by the provider and how the provider voted, as applicable, and consider the steps enumerated below.

When conducting oversight of a proxy advisory firm, the Company should consider taking the following steps:

•	whether the proxy advisory firm has the capacity and competency to adequately analyze the matters for which the investment adviser is responsible for voting including the adequacy and quality of the proxy advisory firm’s staffing, personnel, and/or technology;
•	the adequacy of disclosures the proxy advisory firm has provided regarding its methodologies in formulating voting recommendations, such that the Company can understand the factors underlying the proxy advisory firm’s voting recommendations;
•	the effectiveness of the proxy advisory firm’s policies and procedures for obtaining current and accurate information relevant to matters included in its research and on which it makes voting recommendations;
•	the Company’s access to the proxy advisory firm’s sources of information and methodologies used in formulating voting recommendations or executing voting instructions;
•	the nature of any third-party information sources that the proxy advisory firm uses as a basis for its voting recommendations;
•	whether the proxy advisory firm has adequate policies and procedures to identify, disclose, and address actual and potential conflicts of interest.

APPENDIX B

NOMURA ALTERNATIVE INCOME FUND

INTERIM (UNAUDITED) FINANCIAL STATEMENTS

February 1, 2023

NOMURA ALTERNATIVE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
As of February 1, 2023

ASSETS
Cash	$100,000
Total Assets	100,000

LIABILITIES
Total Liabilities	—

NET ASSETS	$100,000

Net assets consist of:

Paid-in capital	$100,000

Class I Shares
Shares of beneficial interest outstanding	10,000

Net asset value price per share	$10.00

See notes to financial statements.

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
February 1, 2023

(1)	ORGANIZATION

Nomura Alternative Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund continuously offers its shares of beneficial interest (“Shares”) and operates as an interval fund.

The Fund was organized as a statutory trust on August 24, 2022 and under the laws of the State of Delaware. The Fund has been inactive since the date it was organized except for matters relating to the Fund’s establishment, designation, and the registration of 10,000 Class I shares to the Investment Manager on December 14, 2022 for $100,000, which represents the Investment Manager’s seed investment.

Nomura Private Capital LLC (the ’‘Investment Manager’’) serves as the Fund’s investment adviser.

The prospectus describes three classes of Shares of the Fund, designated as Class I Shares, Class D Shares, and Class A Shares. The Fund has applied for exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that, if granted, will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the relief will be granted. At present, only Class I Shares are available for purchase. If the Fund is granted the Exemptive Relief, the Fund will also offer Class D Shares and Class A Shares and may offer additional classes of shares in the future. Class D Shares and Class A Shares will not be offered to investors unless the Exemptive Relief is obtained.

The primary investment objective of the Fund is to maximize risk-adjusted total return, and the Fund will seek to provide current income as a secondary investment objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least a majority of its assets (net assets, plus any borrowings for investment purposes) either directly or indirectly through investment vehicles (“Underlying Funds”) across a wide array of global public and private credit markets, with allocations primarily focused on the private corporate, real estate, consumer, asset based, and specialty lending markets. Allocations also may be made to other markets that include public equity, emerging market debt and municipal credit markets.

(2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), Continued
February 1, 2023

Organizational and Offering Costs

All organizational and offering costs will be assumed by the Adviser.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Tax Information

It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT ADVISER AND OTHER AGREEMENTS

(a)	Management Fee and Incentive Fee

The Fund pays the Investment Manager an Investment Management Fee of 0.95%, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), the Incentive Fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.20% of the average daily net assets of Class I Shares, Class D Shares, and Class A Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED), Continued
February 1, 2023

Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver, and the current Expense Limit. The Board may terminate the Expense Limitation and Reimbursement Agreement at any time upon 30 days’ written notice, and the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement effective as of the end of the then current term upon 30 days’ written notice.

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income”, earned on direct investments (and excluding short-term investments and investments in underlying private funds) attributable to each class of the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature

(b)	Service Providers

ACA Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Fund has retained Ultimus Fund Solutions, LLC (the “Administrator”) to provide it with certain administrative and accounting services. The Administrator also performs all actions related to the issuance and repurchase of Shares of the Fund. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses. Ultimus Fund Solutions, LLC also serves as the Fund’s transfer agent.

U.S. Bank, N.A. (the “Custodian”) serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians

(4)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NOMURA ALTERNATIVE INCOME FUND

FINANCIAL STATEMENTS

December 14, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholder of Nomura Alternative Income Fund

Opinion on the Financial Statement

We have audited the accompanying statement of assets and liabilities of Nomura Alternative Income Fund (the “Fund”), as of December 14, 2022, and the related notes (collectively referred to as the “financial statement”) . In our opinion, the financial statement presents fairly, in all material respects, the financial position of the Fund as of December 14, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

This financial statement is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statement based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risk of material misstatement of the financial statement, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statement. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statement. We believe that our audit provides a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of the Fund since 2022.

Philadelphia, Pennsylvania
December 27, 2022

NOMURA ALTERNATIVE INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
As of December 14, 2022

ASSETS
Cash	$100,000
Total Assets	100,000

LIABILITIES
Total Liabilities	—

NET ASSETS	$100,000

Net assets consist of:

Paid-in capital	$100,000

Class I Shares
Shares of beneficial interest outstanding	10,000

Net asset value price per share	$10.00

See notes to financial statements.

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS
December 14, 2022

(1)	ORGANIZATION

Nomura Alternative Income Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund continuously offers its shares of beneficial interest (“Shares”) and operates as an interval fund.

The Fund was organized as a statutory trust on August 24, 2022 and under the laws of the State of Delaware. The Fund has been inactive since the date it was organized except for matters relating to the Fund’s establishment, designation, and the registration of 10,000 Class I shares to the Investment Manager on December 14, 2022 for $100,000, which represents the Investment Manager’s seed investment.

Nomura Private Capital LLC (the ’‘Investment Manager’’) serves as the Fund’s investment adviser.

The prospectus describes three classes of Shares of the Fund, designated as Class I Shares, Class D Shares, and Class A Shares. The Fund has applied for exemptive relief (the “Exemptive Relief”) from the Securities and Exchange Commission (the “SEC”) that, if granted, will permit the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees; there is no assurance, however, that the relief will be granted. At present, only Class I Shares are available for purchase. If the Fund is granted the Exemptive Relief, the Fund will also offer Class D Shares and Class A Shares and may offer additional classes of shares in the future. Class D Shares and Class A Shares will not be offered to investors unless the Exemptive Relief is obtained.

The primary investment objective of the Fund is to maximize risk-adjusted total return, and the Fund will seek to provide current income as a secondary investment objective. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least a majority of its assets (net assets, plus any borrowings for investment purposes) either directly or indirectly through investment vehicles (“Underlying Funds”) across a wide array of global public and private credit markets, with allocations primarily focused on the private corporate, real estate, consumer, asset based, and specialty lending markets. Allocations also may be made to other markets that include public equity, emerging market debt and municipal credit markets.

(2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies used in preparing the financial statements. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS, Continued
December 14, 2022

Organizational and Offering Costs

All organizational and offering costs will be assumed by the Adviser.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

Tax Information

It is the policy of the Fund to qualify as a regulated investment company, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT ADVISER AND OTHER AGREEMENTS

(a)	Management Fee and Incentive Fee

The Fund pays the Investment Manager an Investment Management Fee of 0.95%, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

The Investment Manager has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), the Incentive Fee, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses) do not exceed 1.20% of the average daily net assets of Class I Shares, Class D Shares, and Class A Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment

NOMURA ALTERNATIVE INCOME FUND
NOTES TO FINANCIAL STATEMENTS, Continued
December 14, 2022

Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limit in place at the time of the Waiver, and the current Expense Limit. The Board may terminate the Expense Limitation and Reimbursement Agreement at any time upon 30 days’ written notice, and the Investment Manager may terminate the Expense Limitation and Reimbursement Agreement effective as of the end of the then current term upon 30 days’ written notice.

The Incentive Fee is calculated and payable quarterly in arrears based upon “pre-incentive fee net investment income”, earned on direct investments (and excluding short-term investments and investments in underlying private funds) attributable to each class of the Fund’s Shares for the immediately preceding fiscal quarter, and is subject to a hurdle rate, expressed as a rate of return based on each class’s average daily net asset value (calculated in accordance with GAAP), equal to 1.50% per quarter (or an annualized hurdle rate of 6.00%), subject to a “catch-up” feature

(b)	Service Providers

ACA Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor. The Distributor acts as an agent for the Fund and the distributor of its shares.

The Fund has retained Ultimus Fund Solutions, LLC (the “Administrator”) to provide it with certain administrative and accounting services. The Administrator also performs all actions related to the issuance and repurchase of Shares of the Fund. The Fund compensates the Administrator for these services and reimburses the Administrator for certain of its out-of-pocket expenses. Ultimus Fund Solutions, LLC also serves as the Fund’s transfer agent.

U.S. Bank, N.A. (the “Custodian”) serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians

(4)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements and has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PART C:

OTHER INFORMATION

Nomura Alternative Income Fund (the “Registrant”)

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Unaudited Financial Statements dated February 1, 2023 and Audited Financial Statements dated December 14, 2022 are included as Appendix B to the Statement of Additional Information filed herewith.

(2)	Exhibits

(a)(1)	Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(a)(2)	Certificate of Trust is incorporated by reference to Exhibit (a)(2) to the Registrant’s Registration Statement on Form N-2 (Reg. 811-23826) as previously filed on September 13, 2022.

(b)	By-Laws are incorporated by reference to Exhibit (b) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(c)	Not applicable.

(d)	Refer to Exhibit (a)(1), (b).

(e)	Terms and Conditions of Dividend Reinvestment Plan is incorporated by reference to Exhibit (e) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(f)	Not applicable.

(g)	Investment Management Agreement is incorporated by reference to Exhibit (g) to the Registrant’s Registration Statement on Form N-2 as previously filed on March 10, 2023.

(h)(1)	Distribution Agreement is incorporated by reference to Exhibit (h)(1) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(h)(2)	Distribution and Service Plan is incorporated by reference to Exhibit (h)(2) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(h)(3)	Form of Dealer Agreement - to be filed by amendment.

(h)(4)	Form of Selling Agreement - to be filed by amendment.

(i)	Not applicable.

(j)	Custody Agreement is incorporated by reference to Exhibit (j) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(k)(1)	Master Services Agreement is incorporated by reference to Exhibit (k)(1) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(k)(2)	Expense Limitation and Reimbursement Agreement is incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 as previously filed on March 10, 2023.

(k)(3)	Form of Multiple Class Plan is incorporated by reference to Exhibit (k)(2) to the Registrant’s Registration Statement on Form N-2 as previously filed on March 10, 2023.

(l) (1)	Opinion and Consent of Faegre Drinker Biddle & Reath LLP is incorporated by reference to Exhibit (l) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(l)(2)	Consent of Faegre Drinker Biddle & Reath LLP is filed herewith.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(o)	Not applicable.

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(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics of Registrant is incorporated by reference to Exhibit (r)(1) to the Registrant's Registration Statement on Form N-2 as previously filed on February 10, 2023.

(r)(2)	Code of Ethics of Nomura Private Capital LLC is incorporated by reference to Exhibit (r)(2) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.
(r)(3)	Code of Ethics of Foreside Financial Services, LLC is incorporated by reference to Exhibit (r)(3) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

(s)	Not applicable.
(t)	Powers of Attorney are incorporated by reference to Exhibit (t) to the Registrant’s Registration Statement on Form N-2 as previously filed on February 10, 2023.

Item 26. Marketing Arrangements

Not applicable.

Item 27. Other Expenses of Issuance and Distribution of Securities Being Registered

All figures are estimates:

Registration fees	$1,000
Legal fees	$150,000
Printing fees	$5,750
Blue Sky fees	$2,060
Transfer Agent fees	$1,200
Total	$160,010

Item 28. Persons Controlled by or Under Common Control With Registrant

The Registrant is not aware of any person that is directly or indirectly under common control with the Registrant, except that the Registrant may be deemed to be controlled by Nomura Private Capital LLC, the Registrant’s investment adviser. Information regarding the ownership of Nomura Private Capital LLC is set forth in its Form ADV as filed with the SEC (File No. 801-127179).

Item 29. Number of Holders of Securities

Title of Class	Number of Shareholders*
Class I	1
Class D	0
Class A	0

*	As of January 31, 2023.

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Item 30. Indemnification

Sections 8.1-8.3 of Article VIII of the Registrant’s Agreement and Declaration of Trust states:

Section 8.1	Limitation of Liability. Neither a Trustee nor an officer of the Trust, when acting in such capacity, shall be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust, any Trustee or any officer of the Trust. Neither a Trustee nor an officer of the Trust shall be liable for any act or omission in his capacity as Trustee or as an officer of the Trust, or for any act or omission of any other officer or any employee of the Trust or of any other person or party, provided that nothing contained herein or in the Act shall protect any Trustee or officer against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or the duties of such officer hereunder.

Section 8.2

Indemnification.

(a) To the fullest extent permitted by law, the Trust shall indemnify, defend and hold harmless each Trustee, officer, or agent of the Trust and persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise, and may indemnify any trustee, director or officer of a predecessor organization (each, a “Covered Person”) from and against any and all losses, claims (actual or threatened), damages, liabilities, expenses (including, without limitation, attorneys’ fees and other legal fees and expenses, as well as accountants’ fees), judgments, fines, penalties and settlements (collectively, “Losses”) sustained or incurred by such Covered Person as a result of any act, decision or omission concerning the business or activities of, or that otherwise is related to, the Trust, including any Losses arising from any and all claims, demands, actions, suits, investigations or proceedings that relate to or arise in connection with the operations or business of the Trust or arise out of or are based upon in whole or in part such Covered Person’s relationship to the Trust, in which such Covered Person may be involved, or is threatened to be involved, as a party or otherwise, except to the extent such Losses are determined, by a court of competent jurisdiction in a final, non-appealable decision, to result from the willful misfeasance, bad faith, gross negligence or reckless disregard of such Covered Person. The indemnification provided by this Article VIII shall be in addition to any other rights to which a Covered Person may be entitled under any agreement, as a matter of law or otherwise. A Covered Person shall not be denied indemnification in whole or in part under this Article VIII because the Covered Person had an interest in the transaction with respect to which the indemnification applies.

(b) A Covered Person shall be deemed to have acted with due care, reasonably and in good faith and therefore entitled to indemnification hereunder if, while discharging his or her duties or performing any function on behalf of an entity referred to this Article VIII, he or she acted in the reasonable belief that his or her actions were not contrary to the best interests of the Trust and were within the scope of authority granted to such Covered Person by this Trust Instrument or other lawful authorization, or he or she reasonably relied on advice, information, opinions, reports, statements (whether oral or written), financial statements or financial data prepared or furnished by any officer, committee, senior management, legal counsel, accountant (including public accountants) or other expert in matters involving the relevant expertise, or the written advice, direction or instruction of the Board of Trustees or a committee member thereof. A Covered Person may consult with counsel and accountants with respect to the affairs of the Trust and shall be fully protected and justified, to the extent allowed by law, in acting, or failing to act, if such action or failure to act is in accordance with the advice or opinion of such counsel or accountants.

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(c) The provisions of this Article VIII shall continue as to a Covered Person who has ceased to serve in such capacity unless otherwise provided in a written agreement pursuant to which such Covered Person is indemnified and regardless of any subsequent amendment to or restatement of this Trust Instrument and no amendment, restatement or termination of this Trust Instrument shall reduce or restrict the extent to which these indemnification provisions apply to actions taken or omissions made prior to the date of such amendment, restatement or termination.

(d) Expenses (including reasonable attorneys’ fees) incurred by a Covered Person in connection with a proceeding described in Article VIII of this Trust Instrument shall, from time to time, be advanced by the Trust prior to the final disposition of such claim (threatened or actual), investigation, demand, action, suit or proceeding upon receipt by the Trust of (a) an undertaking by or on behalf of such Covered Person to repay such amount if it shall be determined that such Covered Person is not entitled to be indemnified as authorized in Article VIII of this Trust Instrument and (b) any of (i) such Covered Person provides security for such undertaking, (ii) the Trust is insured against losses arising by reason of such payment, or (iii) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

Section 8.3	Shareholders. Each Shareholder of the Trust and each Class shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

In case any Shareholder or former Shareholder of any Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Class, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Class and satisfy any judgment thereon from the assets of the Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Classes whose Shares were held by said Shareholder at the time the act or event occurred that gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for

4

indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of Investment Adviser

Information as to the directors and officers of the Registrant’s investment adviser, Nomura Private Capital LLC (the “Investment Manager”), together with information as to any other business, profession, vocation, or employment of a substantial nature in which the Investment Manager, and each director, executive officer, managing member or partner of the Investment Manager, is or has been, at any time during the past two fiscal years, engaged in for his or her own account or in the capacity of director, officer, employee, managing member, partner or trustee, is included in its Form ADV as filed with the Securities and Exchange Commission, and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained at the offices of (1) the Registrant’s Administrator and/or (2) the Investment Manager. The address of each is as follows:

1.	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

2.	Nomura Private Capital LLC Worldwide Plaza, 309 West 49th Street New York, NY 10019-7316

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1. Not applicable.

2. Not applicable.

3. The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act of 1933, as amended (“Securities Act”);

5

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

6

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6.   Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 24th day of March, 2023.

Nomura Alternative Income Fund

By:	/s/ Robert Stark
Name: Robert Stark
Title: President & Trustee

Pursuant to the requirements of the Securities Act of 1933 this Registration Statement has been signed below by the following person in the capacities and on the dates indicated on the 24th day of March, 2023.

/s/ Robert Stark	President & Trustee	March 24 , 2023
Robert Stark

/s/ Madeline Arment	Principal Financial Officer	March 24, 2023

*Katherine Rosa	Trustee	March 24 , 2023
Katherine Rosa

*Michael Falcon	Trustee	March 24 , 2023
Michael Falcon

*David Brigstocke	Trustee	March 24 , 2023
David Brigstocke

*By:	/s/ Robert Stark
Robert Stark
Attorney-In-Fact (Pursuant to Power of Attorney)

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Exhibit Index

(l)(2)	Consent of Faegre Drinker Biddle & Reath LLP
(n)	Consent of Independent Registered Public Accounting Firm

9